Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Goodwill

The following table summarizes the Company’s Goodwill by segment (in thousands):

	DECEMBER 31,
	2012	2011
Market Making	$24,727	$24,727
Global Execution Services	189,173	198,815

Total	$213,900	$223,542

Finite-Lived Intangible Assets, Net of Accumulated Amortization

The following tables summarize the Company’s Intangible assets, net of accumulated amortization by segment and type (in thousands):

	DECEMBER 31,
	2012	2011
Market Making
Trading rights	$11,381	$25,283
Other	41	—

Total	11,422	25,283

Global Execution Services
Customer and broker relationships	33,245	38,045
Trade names	7,004	7,557
Other	3,983	9,154

Total	44,232	54,756

Consolidated Total	$55,654	$80,039

In 2012, the Company recorded intangible assets of $3.5 million within the Global Execution Services segment as a result of the acquisition of certain assets and assumption of certain liabilities of the former futures division of Penson (see Footnote 25 “Acquisition” for further discussion).

		DECEMBER 31,
		2012	2011
		(In thousands)
Customer and broker relationships (1)	Gross carrying amount	$67,500	$66,900
	Accumulated amortization	(34,255)	(28,855)

	Net carrying amount	33,245	38,045

Trading rights (2)	Gross carrying amount	15,520	28,520
	Accumulated amortization	(4,139)	(3,237)

	Net carrying amount	11,381	25,283

Trade names (3)	Gross carrying amount	9,800	9,800
	Accumulated amortization	(2,796)	(2,243)

	Net carrying amount	7,004	7,557

Other (4)	Gross carrying amount	13,880	18,761
	Accumulated amortization	(9,856)	(9,607)

	Net carrying amount	4,024	9,154

Total	Gross carrying amount	106,700	123,981
	Accumulated amortization	(51,046)	(43,942)

	Net carrying amount	$55,654	$80,039

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Urban, Astor and Penson Futures acquisitions. Excluded from intangible assets at December 31, 2012 and 2011 is $9.2 million and $12.9 million, respectively, related to the Company’s institutional fixed income sales and trading business which is included within Assets of business held for sale on the Consolidated Statements of Financial Condition. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 12 years as of December 31, 2011. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 7 years as of December 31, 2012 and 14 years as of December 31, 2011.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 14 years as of December 31, 2011.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately three years as of December 31, 2012 and two years as of December 31, 2011.

Summary of Amortization Expense from Continuing Operations Relating to Intangible Assets

The following table summarizes the Company’s amortization expense from continuing operations relating to Intangible assets (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Amortization expense	$11,262	$12,147	$8,777

Summary of Estimated Amortization Expense from Continuing Operations for Future Years

As of December 31, 2012, the following table summarizes the Company’s estimated amortization expense from continuing operations for future years (in thousands):

AMORTIZATION EXPENSE
For the year ended December 31, 2013	$7,867
For the year ended December 31, 2014	6,049
For the year ended December 31, 2015	5,730
For the year ended December 31, 2016	4,718
For the year ended December 31, 2017	4,412